PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

9.    PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	As of	As of
	December 31,	December 31,
	2022	2023
	US$	US$

Machinery and equipment	79,941	93,928
Electronics and office equipment	485	469
Motor vehicles	901	1,029
Leasehold improvements	5,704	5,549
Construction in progress	8,703	—

Property and equipment, cost	95,734	100,975
Less: Accumulated depreciation	(34,135)	(43,752)
Less: Provision for impairment	(34,390)	(34,390)

Property and equipment, net	27,209	22,833

Depreciation expenses from continuing operations for the years ended December 31, 2021, 2022 and 2023 were approximately US$14,328, US$24,047 and US$9,852, respectively. Depreciation expenses from discontinued operations were approximately US$734, US$3 and US$6 for the years ended December 31, 2021, 2022 and 2023, respectively.

Impairment as of December 31, 2022 and 2023 was mainly due to the impairment of mining machines in Kazakhstan and the USA. Impairment loss for the years ended December 31, 2021, 2022 and 2023 were approximately US$22,392, US$35,224 and nil, respectively.